Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Cumulative effect of the adoption of accounting standards	Cumulative effect, period of adoption, adjusted balance	Spectrum Brands	Common Shares $1 Par Value	Additional Paid-In Capital	Additional Paid-In Capital Spectrum Brands	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Retained Earnings Cumulative effect of the adoption of accounting standards	Retained Earnings Cumulative effect, period of adoption, adjusted balance	Retained Earnings Spectrum Brands	Subtotal	Subtotal Cumulative effect of the adoption of accounting standards	Subtotal Cumulative effect, period of adoption, adjusted balance	Subtotal Spectrum Brands	Non-controlling Interests
Beginning balance at Nov. 30, 2018	$ 10,079,257				$ 307,515	$ 3,854,847		$ 288,286	$ 5,610,218				$ 10,060,866				$ 18,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Jefferies Financial Group Inc. common shareholders	959,593								959,593				959,593
Net loss attributable to the noncontrolling interests	(1,847)																(1,847)
Other comprehensive loss, net of taxes	(561,325)							(561,325)					(561,325)
Contributions from noncontrolling interests	6,829																6,829
Distributions to noncontrolling interests	(5,293)																(5,293)
Issuance of shares for HomeFed acquisition	181,780				9,295	168,585							177,880				3,900
Share-based compensation expense	49,848					49,848							49,848
Change in fair value of redeemable noncontrolling interests	(1,213)					(1,213)							(1,213)
Purchase of common shares for treasury	(509,970)				(26,125)	(483,845)							(509,970)
Dividends	(158,302)			$ (451,094)			$ 27,026		(158,302)			$ (478,120)	(158,302)			$ (451,094)
Other	13,421				959	12,463							13,422				(1)
Ending balance at Nov. 30, 2019	9,601,684				291,644	3,627,711		(273,039)	5,933,389				9,579,705				21,979
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Jefferies Financial Group Inc. common shareholders	769,605								769,605				769,605
Net loss attributable to the noncontrolling interests	(5,271)																(5,271)
Other comprehensive loss, net of taxes	(15,878)							(15,878)					(15,878)
Contributions from noncontrolling interests	19,617																19,617
Distributions to noncontrolling interests	(1,694)																(1,694)
Share-based compensation expense	40,038					40,038							40,038
Change in fair value of redeemable noncontrolling interests	3,056					3,056							3,056
Purchase of common shares for treasury	(815,656)				(42,263)	(773,393)							(815,656)
Dividends	(171,158)								(171,158)				(171,158)
Other	14,182				370	13,811							14,181				1
Ending balance at Nov. 30, 2020	9,438,525	$ (19,915)	$ 9,418,610		249,751	2,911,223		(288,917)	6,531,836	$ (19,915)	$ 6,511,921		9,403,893	$ (19,915)	$ 9,383,978		34,632
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Jefferies Financial Group Inc. common shareholders	1,667,403								1,667,403				1,667,403
Net loss attributable to the noncontrolling interests	3,850																3,850
Other comprehensive loss, net of taxes	(83,226)							(83,226)					(83,226)
Contributions from noncontrolling interests	4,325																4,325
Distributions to noncontrolling interests	(16,263)																(16,263)
Share-based compensation expense	78,160					78,160							78,160
Change in fair value of redeemable noncontrolling interests	(6,216)					(6,216)							(6,216)
Purchase of common shares for treasury	(269,400)				(8,643)	(260,757)							(269,400)
Dividends	(239,211)								(239,211)				(239,211)
Other	21,608				2,433	19,834							22,267				(659)
Ending balance at Nov. 30, 2021	$ 10,579,640				$ 243,541	$ 2,742,244		$ (372,143)	$ 7,940,113				$ 10,553,755				$ 25,885